Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Severity of the losses on securities (in hundredths)	95.00%
Trust preferred securities maturity period	5 years
Discounted cash flow hedging	3 month LIBOR plus a spread of 400 to 959 basis points
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	$ 28,208,000		$ 35,695,000
Fair value on a non-recurring basis [Abstract]
Carrying amount of impaired loans receivable	35,700,000		41,300,000
Valuation allowance	4,700,000		1,000,000
Financial Assets [Abstract]
Investment securities AFS	28,208,000		35,695,000
Investment securities HTM	2,377,000		2,155,000
Changes in Level 3 assets measured at fair value on a recurring basis [Roll Forward]
Beginning balance	4,144,000		3,942,000
Total net losses included in [Abstract]
Other comprehensive gain (loss) - CDO's	0		202,000
Settlements	(3,795,000)		0
Net transfers into Level 3	0		0
Ending balance	349,000		4,144,000
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred securities expected to prepay (in hundredths)	1.00%
Trust preferred securities expected to default (in hundredths)	0.57%
Variable basis point of discounted cash flow hedging (in hundredths)	4.00%
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage (in hundredths)	5.00%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trust preferred securities expected to prepay (in hundredths)	2.00%
Trust preferred securities expected to default (in hundredths)	0.66%
Variable basis point of discounted cash flow hedging (in hundredths)	9.59%
Fair value on a non-recurring basis [Abstract]
Underlying collateral less cost to sell percentage (in hundredths)	10.00%
Carrying Value [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	28,208,000	[1]	35,695,000	[1]
Financial Assets [Abstract]
Investment securities AFS	28,208,000	[1]	35,695,000	[1]
Loans, net	695,018,000	[2]	635,981,000	[2]
Carrying Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	36,238,000		45,661,000
Carrying Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Investment securities HTM	2,141,000		2,103,000
Restricted stock	3,152,000		3,618,000
Loans held for sale	2,932,000		12,069,000
Accrued interest receivable	2,827,000		2,717,000
Financial Liabilities [Abstract]
Demand and savings deposits	372,827,000		383,412,000
Time deposits	275,106,000		243,356,000
Borrowings	62,755,000		68,683,000
Accrued interest payable	445,000		423,000
Fair Value [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	28,208,000	[1]	35,695,000	[1]
Financial Assets [Abstract]
Investment securities AFS	28,208,000	[1]	35,695,000	[1]
Loans, net	698,843,000	[2]	641,449,000	[2]
Fair Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents	36,238,000		45,661,000
Fair Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Investment securities HTM	2,377,000		2,155,000
Restricted stock	3,152,000		3,618,000
Loans held for sale	3,328,000		13,698,000
Accrued interest receivable	2,827,000		2,717,000
Financial Liabilities [Abstract]
Demand and savings deposits	372,827,000		383,412,000
Time deposits	276,528,000		245,094,000
Borrowings	60,297,000		64,185,000
Accrued interest payable	445,000		423,000
Recurring [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	28,208,000		35,695,000
Financial Assets [Abstract]
Investment securities AFS	28,208,000		35,695,000
Recurring [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Recurring [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	27,859,000		31,551,000
Financial Assets [Abstract]
Investment securities AFS	27,859,000		31,551,000
Recurring [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	349,000		4,144,000
Financial Assets [Abstract]
Investment securities AFS	349,000		4,144,000
Recurring [Member] | Corporate Debt Obligations [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	522,000		506,000
Financial Assets [Abstract]
Investment securities AFS	522,000		506,000
Recurring [Member] | Corporate Debt Obligations [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Recurring [Member] | Corporate Debt Obligations [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	522,000		506,000
Financial Assets [Abstract]
Investment securities AFS	522,000		506,000
Recurring [Member] | Corporate Debt Obligations [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Recurring [Member] | Residential Mortgage-backed Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	26,947,000		30,450,000
Financial Assets [Abstract]
Investment securities AFS	26,947,000		30,450,000
Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	26,947,000		30,450,000
Financial Assets [Abstract]
Investment securities AFS	26,947,000		30,450,000
Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Recurring [Member] | Collateralized Mortgage-backed Securities [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	390,000		595,000
Financial Assets [Abstract]
Investment securities AFS	390,000		595,000
Recurring [Member] | Collateralized Mortgage-backed Securities [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0
Financial Assets [Abstract]
Investment securities AFS	0
Recurring [Member] | Collateralized Mortgage-backed Securities [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	390,000		595,000
Financial Assets [Abstract]
Investment securities AFS	390,000		595,000
Recurring [Member] | Collateralized Mortgage-backed Securities [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Recurring [Member] | Collateralized Debt Obligations [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	349,000		4,144,000
Financial Assets [Abstract]
Investment securities AFS	349,000		4,144,000
Recurring [Member] | Collateralized Debt Obligations [Member] | Level 1 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Recurring [Member] | Collateralized Debt Obligations [Member] | Level 2 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	0		0
Financial Assets [Abstract]
Investment securities AFS	0		0
Recurring [Member] | Collateralized Debt Obligations [Member] | Level 3 [Member]
Assets and liabilities measured at fair value on a recurring basis [Abstract]
Securities Available for Sale	349,000		4,144,000
Financial Assets [Abstract]
Investment securities AFS	349,000		4,144,000
Nonrecurring [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	35,711,000		41,311,000
OREO	20,931,000		28,910,000
Nonrecurring [Member] | Level 1 [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0		0
OREO	0		0
Nonrecurring [Member] | Level 2 [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	0		0
OREO	0		0
Nonrecurring [Member] | Level 3 [Member]
Fair value on a non-recurring basis [Abstract]
Collateral dependent impaired loans	35,711,000		41,311,000
OREO	$ 20,931,000		$ 28,910,000

[1]	See the recurring fair value table above.
[2]	For non-impaired loans, Level 2; for impaired loans, Level 3.